Hartford Sustainable Municipal Bond Fund Expense Example - Hartford Sustainable Municipal Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 517
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,427
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	1,967
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	826
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	156
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	$ 651